Preferred and Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Activity
Common Stock Outstanding and Share Activity (number of shares)

Balance at December 31, 2022	412,155,057
Issued for stock-based compensation plans	2,993,340
Repurchase and retirement of common stock	(5,233,936)
Balance at December 31, 2023	409,914,461
Issued for stock-based compensation plans	1,287,412
Repurchase and retirement of common stock	(5,770,512)
Balance at December 31, 2024	405,431,361
Issued for stock-based compensation plans	549,976
Repurchase and retirement of common stock	(4,360,772)
Balance at December 31, 2025	401,620,565

Schedule of Accelerated Share Repurchases
The following table provides details for share repurchases during 2025, 2024, and 2023:

	Number of shares	Average price per share(1)	Total
Q1 2025 open market repurchase	1,006,102	$124.24	$125

Q2 2025 open market repurchase	1,229,313	$142.36	$175

Q3 2025 open market repurchase	1,097,686	$182.20	$200

Q4 2025 open market repurchase	1,027,671	$194.61	$200

2025 Share repurchase total	4,360,772	$160.52	$700

Q1 2024 open market repurchase	2,243,259	$66.87	$150

Q2 2024 open market repurchase	734,737	$81.66	$60

Q3 2024 open market repurchase	1,061,323	$94.22	$100

Q4 2024 open market repurchase	1,731,193	$109.75	$190

2024 Share repurchase total	5,770,512	$86.65	$500

Q1 2023 open market repurchase	576,629	$43.36	$25

Q2 2023 open market repurchase	2,246,294	$44.52	$100

Q3 2023 open market repurchase	506,800	$49.32	$25

Q4 2023 open market repurchase	1,904,213	$52.52	$100

2023 Share repurchase total	5,233,936	$47.76	$250
(1)Excludes commissions cost.

Schedule of Fair Value Assumptions of PRSUs
The fair value of PRSUs was estimated at the date of grant using the closing stock price for the performance component and the Monte Carlo model for the market component with the assumptions below:

For the year ended December 31,	2025	2024	2023
Weighted average grant date fair value	$154.72	$72.65	$47.59
Volatility	29.7%	27.7%	39.0%
Risk-free interest rate	4.2%	4.4%	4.4%

Schedule of RSUs Activity
The activity for RSUs, PRSUs, and options during 2025 was as follows (options and awards in millions in the tables below):

	RSUs		PRSUs
	Number of awards	Weighted average FMV per award	Number of awards	Weighted average FMV per award
Outstanding, December 31, 2024	1.5	$44.57	0.6	$57.13
Granted	0.4	160.52	0.2	154.72
Converted	(0.4)	35.22	(0.4)	36.68
Forfeited	—	69.61	—	78.43
Performance share adjustment	—	—	0.2	36.68
Outstanding, December 31, 2025	1.5	$81.44	0.6	$89.88

Schedule of PRSUs Activity
The activity for RSUs, PRSUs, and options during 2025 was as follows (options and awards in millions in the tables below):

	RSUs		PRSUs
	Number of awards	Weighted average FMV per award	Number of awards	Weighted average FMV per award
Outstanding, December 31, 2024	1.5	$44.57	0.6	$57.13
Granted	0.4	160.52	0.2	154.72
Converted	(0.4)	35.22	(0.4)	36.68
Forfeited	—	69.61	—	78.43
Performance share adjustment	—	—	0.2	36.68
Outstanding, December 31, 2025	1.5	$81.44	0.6	$89.88

Schedule of Options Activity

	Stock options
	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Total intrinsic value
Outstanding, December 31, 2024	0.1	$20.98
Exercised	—	18.08
Outstanding, December 31, 2025	0.1	$23.27	1.7	$15
Stock options were last granted in 2018. All of the stock options outstanding were fully vested and exercisable.

For the year ended December 31,	2025	2024	2023
Cash received from stock option exercises	$1	$8	$11
Total tax benefit realized from stock option exercises	$2	$3	$2
Intrinsic value of stock options exercised	$9	$16	$9
Intrinsic value of RSUs and PRSUs converted	$126	$117	$187